PROSKAUER ROSE LLP

Eleven Times Square
New York, New York 10036

December 18, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention:     Mark Cowan

Re:	Dreyfus Government Cash Management Funds (File No. 333-250171) (the "Fund") Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-14 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Fund's initial Registration Statement on Form N-14 was filed with the Commission on November 18, 2020.

Please be advised that the Fund has filed requests, on behalf of the Fund and BNY Mellon Securities Corporation, the Fund's distributor, seeking acceleration of the effectiveness of the Amendment to Friday, December 18, 2020, or as soon thereafter as practicable.

Please direct any questions or comments to me at 212.969.3376 or mvogel@proskauer.com, or to David Stephens at 212.969.3357 or dstephens@proskauer.com.

Very truly yours,

/s/ Max J. Vogel

Max J. Vogel

cc:	David Stephens
Jeff Prusnofsky